Investment Strategy - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional - Nomura Healthcare Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, Nomura Healthcare Fund  will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of healthcare companies (80% policy). For purposes of the Fund’s 80% policy, healthcare companies include those companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion of their sales from products and services in the healthcare industry. These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers.
The Fund invests in US and non-US companies across all market capitalizations. The Fund may invest up to 50% of its total assets in non-US companies. The Fund may also invest up to 25% of its total assets in companies located in emerging markets. The Fund is a nondiversified fund.
The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, healthcare companies include those companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion of their sales from products and services in the healthcare industry.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, Nomura Healthcare Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of healthcare companies (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, Nomura Healthcare Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of healthcare companies (80% policy).